Right-of-use assets and lease liabilities - Undiscounted cash payment (Details)	Dec. 31, 2019 USD ($)
Undiscounted cash payment
2020	$ 5,034
2021	3,000
2022	1,279
Total undiscounted payments	9,313
Less: effect of discounting	488
Discounted lease liabilities	$ 8,825